Equity reserves and long-term incentive plan awards - Disclosure of detailed information about number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2025 Share $ / shares	Dec. 31, 2024 Share $ / shares
Disclosure of reserves within equity [abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | Share	11,049,839	12,575,335
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 1.04	$ 0.97
Number of share options granted in share-based payment arrangement | Share	2,494,000	3,534,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 1.81	$ 1.31
Number of share options exercised in share-based payment arrangement | Share	(2,634,495)	(3,605,160)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 1.08	$ 1.08
Number of share options cancelled/expired/forfeited in share-based payment arrangement | Share	(855,669)	(1,454,336)
Weighted average exercise price of share options cancelled/expired/forfeited in share-based payment arrangement | $ / shares	$ 1.07	$ 0.98
Number of share options outstanding in share-based payment arrangement at end of period | Share	10,053,675	11,049,839
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 1.21	$ 1.04